Impact of Foreign Exchange Exposure (Detail) - Foreign Exchange Contract - BRL (R$)	6 Months Ended		12 Months Ended
	Jun. 30, 2018		Dec. 31, 2017	Dec. 31, 2016
Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	R$ 1,523,509,000		R$ 21,113,000	R$ 20,759,000
Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	3,047,019,000		42,225,000	41,518,000
Foreign Exchange Risk Sensitivity Analysis [Member] | Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	6,094,039	[1]	(84,451,000)	(83,035,000)
Foreign Exchange Risk Sensitivity Analysis [Member] | Probable Scenario | US dollar
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	6,267,581
Foreign Exchange Risk Sensitivity Analysis [Member] | Probable Scenario | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(24,142)		(2,639,000)	(3,028,000)
Foreign Exchange Risk Sensitivity Analysis [Member] | Probable Scenario | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(149,400)		(81,812,000)	(80,007,000)
Foreign Exchange Risk Sensitivity Analysis [Member] | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	7,617,548	[1]	(105,563,000)	(103,794,000)
Foreign Exchange Risk Sensitivity Analysis [Member] | Possible Scenario | US dollar
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	7,834,476
Foreign Exchange Risk Sensitivity Analysis [Member] | Possible Scenario | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(30,178)		(3,298,000)	(3,785,000)
Foreign Exchange Risk Sensitivity Analysis [Member] | Possible Scenario | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(186,751)		(102,265,000)	(100,009,000)
Foreign Exchange Risk Sensitivity Analysis [Member] | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	9,141,058	[1]	(126,676,000)	(124,553,000)
Foreign Exchange Risk Sensitivity Analysis [Member] | Remote Scenario | US dollar
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	9,401,371
Foreign Exchange Risk Sensitivity Analysis [Member] | Remote Scenario | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(36,213)		(3,958,000)	(4,542,000)
Foreign Exchange Risk Sensitivity Analysis [Member] | Remote Scenario | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	R$ (224,100)		R$ (122,718,000)	R$ (120,011,000)

[1]	Considers face value in the sensitivity scenarios estimated by Company.